Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net income	$ 15,477	$ 18,115
Adjustments for:
Depletion, depreciation and amortization expense	17,038	15,892
Accretion expense	250	172
Interest expense	3,291	3,382
Income tax expense	4,868	5,864
Unrealized loss (gain) on risk management contracts	32	(336)
Stock based compensation (Note 15)	1,744	1,075
Unrealized foreign exchange loss		10
Amortization of loan acquisition costs	162	195
Gain on sale of assets		(8)
Loss on asset retirement abandonment	8
Cash paid for interest	(3,232)	(2,990)
Cash paid for income taxes	(501)	(530)
Cash paid for asset retirement abandonment	(12)
Changes in non-cash working capital (Note 8)	2,410	(1,952)
Net cash from operating activities	41,535	38,889
Cash flows from investing activities
Additions to property, plant and equipment (Note 9)	(62,639)	(31,251)
Proceeds from sale of assets, net		8
Change in non-cash working capital (Note 8)	7,458	(4,965)
Net cash used in investing activities	(55,181)	(36,208)
Cash flows from financing activities
Proceeds from loans and borrowings	22,000	16,500
Repayment of loans and borrowings	(6,000)	(13,000)
Payment of financing costs	(645)	(67)
Purchases of treasury stock	(1,920)	(1,154)
Principal paid on lease payments	(1,356)	(1,203)
Interest paid on lease payments	(144)	(82)
Proceeds from stock option exercises	194	46
Net cash from financing activities	12,129	1,040
Foreign exchange effect on cash and cash equivalents		(5)
Change in cash and cash equivalents	(1,517)	3,716
Cash and cash equivalents, beginning of year	4,314	598
Cash and cash equivalents, end of year	$ 2,797	$ 4,314